Accounts payable for business combination and acquisition of associates	12 Months Ended
Dec. 31, 2022
Accounts payable for business combination and acquisition of associates
Accounts payable for business combination and acquisition of associates

 19        Accounts payable for business combination and acquisition of associates

	December 31, 2022	December 31, 2021
Pluri	3,653	3,251
Mind Makers	7,915	7,044
Livro Fácil	10,516	14,055
Meritt	300	3,347
SEL	30,267	26,935
Redação Nota 1000	6,030	7,230
EMME	10,827	12,780
Editora De Gouges	514,299	457,671
Phidelis	16,976	-
Educbank	24,494	-
	625,277	532,313
Current	73,007	20,502
Non-current	552,270	511,811
	625,277	532,313

The changes in the balance are as follows:

	December 31, 2022	December 31, 2021
Opening balance	532,313	48,055
Additions	120,344	703,257
Cash payment	(80,939)	(205,280)
Payments in installments	(11,379)	(19,168)
Interest payment	(603)	(1,571)
Interest adjustment	65,725	8,158
Remeasurement	(184)	(1,138)
Closing balance	625,277	532,313

The maturity years of such balances as of December 31, 2022 are shown in the table below:

	December 31, 2022		December 31, 2021
Maturity of installments	Total	%	Total	%
In up to one year	73,007	11.7%	20,502	3.9%
One to two years	389,186	62.2%	35,685	6.7%
Two to three years	163,084	26.1%	166,730	31.3%
Three years on	-	-	309,396	58.1%
	625,277	100.0%	532,313	100.0%